Derivative Instruments and Hedging Activities (Details) - Schedule of Derivative Instruments in Statement of Financial Position, Fair Value - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	$ 0	$ 185,942
Not Designated as Hedging Instrument [Member] | Future [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		185,942
Liability Derivatives Fair Value		(190,587)
Net Fair Value		(4,645)
Not Designated as Hedging Instrument [Member] | Future [Member] | Agriculture Derivative [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		32,649
Liability Derivatives Fair Value		(61,049)
Net Fair Value		(28,400)
Not Designated as Hedging Instrument [Member] | Future [Member] | Foreign Exchange Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		26,412
Liability Derivatives Fair Value		(863)
Net Fair Value		25,549
Not Designated as Hedging Instrument [Member] | Future [Member] | Energy Related Derivative [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		104,889
Liability Derivatives Fair Value		(74,035)
Net Fair Value		30,854
Not Designated as Hedging Instrument [Member] | Future [Member] | Credit Risk Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		5,225
Liability Derivatives Fair Value		(23,774)
Net Fair Value		(18,549)
Not Designated as Hedging Instrument [Member] | Future [Member] | Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		4,782
Liability Derivatives Fair Value		(21,653)
Net Fair Value		(16,871)
Not Designated as Hedging Instrument [Member] | Future [Member] | Metal Derivatives [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value		11,985
Liability Derivatives Fair Value		(9,213)
Net Fair Value		$ 2,772